Research and Development Costs - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	[1]
Research and Development [Abstract]
Increase (decrease) in R&D costs net of credits and excluding contributions under the NRE funding agreements	€ (316.2)	€ (153.9)
Increase (decrease) in percentage of R&D costs net of credits and excluding contributions under the NRE funding agreements	25.10%	13.90%
Research and development costs	€ 1,575.9	€ 1,259.7	[1]	€ 1,105.8

[1]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.